DEPOSITS FOR NON-CURRENT ASSETS - Schedule of Deposits for Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Deposits for purchases of property, plant and equipment	¥ 129,600	$ 18,533	¥ 174,883
Deposits	¥ 129,600	$ 18,533	¥ 174,883